ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS.
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

16.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2021	2020
Trade and accruals	$680.9	$662.6
Salaries and employee benefits	119.3	126.4
Interest payable	44.7	55.8
Provisions and other	14.7	22.6
	$859.6	$867.4